Document and Entity Information	Dec. 23, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001823945
Document Type	8-K/A
Document Period End Date	Dec. 23, 2021
Entity Registrant Name	BLUE OWL CAPITAL INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39653
Entity Tax Identification Number	86-3906032
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends and supplements the Current Report on Form 8-K (the “Original Form 8-K”) filed by Blue Owl Capital Inc. (the “Company”) dated December 23, 2021 and filed with the Securities and Exchange Commission on December 30, 2021, for the purpose of providing an audited statement of assets acquired and liabilities assumed in connection with the Company’s previously reported acquisition of Oak Street Real Estate Capital, LLC (“Oak Street”) in lieu of the financial statements required by Item 9.01(a) that were not included in the Original Form 8-K. Except as set forth herein, no modifications have been made to information contained in the Original Form 8-K, and the Company has not updated any information contained therein to reflect events that have occurred since the date of the Original Form 8-K. In accordance with Rule 3-05 of Regulation S-X, the Company hereby files the following financial information.
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Shares
Trading Symbol	OWL
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A Shares
Trading Symbol	OWL.WS
Security Exchange Name	NYSE